PRIVATE PLACEMENT (Details) - USD ($)	Dec. 22, 2020	Aug. 10, 2023
PRIVATE PLACEMENT
Exercise price of warrants		$ 11.50
MedTech Acquisition Corp | Private Placement
PRIVATE PLACEMENT
Exercise price of warrants	$ 11.50
MedTech Acquisition Corp | Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Sale of private placement warrants (in shares)	4,933,333
Price of warrants	$ 1.50
Proceeds from sale of private placements warrants	$ 7,400,000
Number of shares issuable per warrant	1